Statements of Cash Flows - Scienture Inc [Member] - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net loss	$ (4,435,814)	$ (471,570)	$ (2,240,989)	$ (3,708,378)
Adjustments to reconcile net loss to net cash used in operating activities:
Common stock issued for services				145,500
Amortization of debt discount	109,544		69,378
Stock-based compensation expenses	44,837	39,724	79,449	68,087
Changes in operating assets and liabilities:
Accounts receivable	66,414	(300,000)	(66,414)
Accounts payable	777,406	29,729	(286,501)	65,394
Accrued expenses and other liabilities	1,142,843	76,212	248,716	76,704
Development agreement liability	1,285,000
Operating lease liability, net	102		206
Net cash used in operating activities	(1,009,668)	(625,905)	(2,196,155)	(3,352,693)
Cash flows from financing activities:
Proceeds from the issuance of convertible notes		400,000	715,220	850,000
Proceeds from the issuance of long-term convertible debt			2,000,000
Net cash used in financing activities		400,000	2,715,220	850,000
Net change in cash and cash equivalents	(1,009,668)	(225,905)	519,065	(2,502,693)
Cash and cash equivalents at beginning of year	1,123,878	604,813	604,813	3,107,506
Cash and cash equivalents at end of year	114,210	378,908	1,123,878	604,813
Supplemental disclosure of cash flow information:
Cash paid for interest
Supplemental disclosure of non-cash financing activities:
Conversion of notes and accrued interest into preferred stock	$ 3,941,453
Warrants issued in connection with long-term convertible debt			$ 444,260